Events After the Reporting Period - Additional Information (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares	Dec. 31, 2017 CNY (¥) ¥ / shares
Disclosure of Events After Reporting Period [line items]
Proposed dividends per share | ¥ / shares	¥ 0.050		¥ 0	¥ 0.049
Proposed dividends per share | ¥	¥ 819			¥ 740
Dividend Distribution Plan [Member]
Disclosure of Events After Reporting Period [line items]
Proposed dividends per share | $ / shares		$ 0.050
Proposed dividends per share | $		$ 819
Shares outstanding | shares	16,379,509,203	16,379,509,203